INTANGIBLE ASSET (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of intangible assets	$ 481,029	$ 469,949	$ 336,687	[1]

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").